DONOGHUE FORLINES DIVIDEND VIT FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022

Shares		Fair Value
	COMMON STOCKS — 98.7%
	ADVERTISING & MARKETING - 1.9%
5,921	Interpublic Group of Companies, Inc.	$ 209,899

	AEROSPACE & DEFENSE - 2.0%
501	Lockheed Martin Corporation	221,141

	APPAREL & TEXTILE PRODUCTS - 1.8%
14,115	Hanesbrands, Inc.(a)	210,172

	ASSET MANAGEMENT - 6.0%
727	Ameriprise Financial, Inc.	218,362
4,653	Carlyle Group, Inc.	227,578
1,509	T Rowe Price Group, Inc.	228,146
		674,086
	BEVERAGES - 3.9%
3,502	Coca-Cola Company	217,124
1,335	PepsiCo, Inc.	223,452
		440,576
	BIOTECH & PHARMA - 12.4%
3,173	Bristol-Myers Squibb Company(a)	231,724
872	Eli Lilly & Company(a)	249,716
3,608	Gilead Sciences, Inc.	214,496
1,323	Johnson & Johnson	234,475
2,846	Merck & Company, Inc.(a)	233,514
4,647	Pfizer, Inc.	240,575
		1,404,500
	CABLE & SATELLITE - 1.9%
4,661	Comcast Corporation, Class A	218,228

	CHEMICALS - 4.2%
7,899	Chemours Company	248,661
2,244	LyondellBasell Industries N.V., Class A	230,728
		479,389

DONOGHUE FORLINES DIVIDEND VIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Shares		Fair Value
	COMMON STOCKS — 98.7% (Continued)
	DIVERSIFIED INDUSTRIALS - 1.9%
1,008	Illinois Tool Works, Inc.	$ 211,075

	ELECTRIC UTILITIES - 6.2%
5,208	FirstEnergy Corporation(a)	238,838
5,769	NRG Energy, Inc.	221,299
8,328	PPL Corporation(a)	237,848
		697,985
	FOOD - 3.9%
4,847	Campbell Soup Company	216,031
3,410	Kellogg Company(a)	219,911
		435,942
	HEALTH CARE FACILITIES & SERVICES - 3.9%
2,103	CVS Health Corporation	212,845
1,659	Quest Diagnostics, Inc.(a)	227,050
		439,895
	INSTITUTIONAL FINANCIAL SERVICES - 5.7%
1,715	Evercore, Inc.	190,914
6,306	Lazard Ltd., Class A	217,557
6,214	Virtu Financial, Inc., Class A	231,285
		639,756
	INSURANCE - 1.9%
8,275	Old Republic International Corporation	214,074

	LEISURE FACILITIES & SERVICES - 1.8%
1,504	Darden Restaurants, Inc.	199,957

	MACHINERY - 2.3%
1,162	Caterpillar, Inc.	258,918

	MEDICAL EQUIPMENT & DEVICES - 1.9%
1,806	Abbott Laboratories	213,758

	OIL & GAS PRODUCERS - 6.1%
21,696	Antero Midstream Corporation	235,836

DONOGHUE FORLINES DIVIDEND VIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Shares		Fair Value
	COMMON STOCKS — 98.7% (Continued)
	OIL & GAS PRODUCERS - 6.1% (Continued)
3,660	Devon Energy Corporation	$ 216,416
3,337	ONEOK, Inc.	235,692
		687,944
	PUBLISHING & BROADCASTING - 2.0%
1,178	Nexstar Media Group, Inc., Class A	222,030

	RETAIL REIT - 1.8%
1,585	Simon Property Group, Inc.(a)	208,523

	SEMICONDUCTORS - 4.2%
3,098	Microchip Technology, Inc.	232,784
1,281	Texas Instruments, Inc.	235,037
		467,821
	SPECIALTY FINANCE - 7.0%
1,766	Discover Financial Services	194,596
4,574	Fidelity National Financial, Inc.	223,393
4,271	OneMain Holdings, Inc.	202,488
5,093	Synchrony Financial	177,287
		797,764
	SPECIALTY REITS - 2.2%
4,432	Iron Mountain, Inc.(a)	245,577

	TECHNOLOGY HARDWARE - 4.0%
3,908	Cisco Systems, Inc.	217,910
13,700	Hewlett Packard Enterprise Company	228,927
		446,837
	TECHNOLOGY SERVICES - 2.0%
1,779	International Business Machines Corporation(a)	231,306

	TELECOMMUNICATIONS - 1.8%
4,060	Verizon Communications, Inc.	206,816

DONOGHUE FORLINES DIVIDEND VIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Shares		Fair Value
	COMMON STOCKS — 98.7% (Continued)
	TRANSPORTATION & LOGISTICS - 2.1%
886	Union Pacific Corporation	$ 242,064

	TRANSPORTATION EQUIPMENT - 1.9%
5,450	Allison Transmission Holdings, Inc.	213,967

	TOTAL COMMON STOCKS (Cost $10,520,164)	11,140,000

	SHORT-TERM INVESTMENTS — 23.7%
	COLLATERAL FOR SECURITIES LOANED - 22.3%
2,517,347	Mount Vernon Liquid Assets Portfolio, LLC, 0.41% (Cost $2,517,347)(b),(c)	2,517,347

	MONEY MARKET FUNDS - 1.4%
160,628	Fidelity Government Portfolio, CLASS I, 0.11% (Cost $160,628)(c)	160,628

	TOTAL SHORT-TERM INVESTMENTS (Cost $2,677,975)	2,677,975

	TOTAL INVESTMENTS - 122.4% (Cost $13,198,139)	$ 13,817,975
	LIABILITIES IN EXCESS OF OTHER ASSETS - (22.4)%	(2,528,080)
	NET ASSETS - 100.0%	$ 11,289,895

LLC	- Limited Liability Company
Ltd.	- Limited Company
N.V.	- Naamioze Vennootschap
REIT	- Real Estate Investment Trust

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of March 31, 2022 was $2,438,618.
(b)	Security was purchased with cash received as collateral for securities on loan at March 31, 2022. Total collateral had a value of $2,517,347 at March 31, 2022.
(c)	Rate disclosed is the seven day effective yield as of March 31, 2022.

DONOGHUE FORLINES MOMENTUM VIT FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022

Shares		Fair Value
	COMMON STOCKS — 50.4%
	AEROSPACE & DEFENSE - 1.0%
1,456	Lockheed Martin Corporation	$ 642,678

	ASSET MANAGEMENT - 3.9%
2,110	Ameriprise Financial, Inc.	633,760
4,967	Blackstone, Inc.	630,511
13,498	Carlyle Group, Inc.	660,187
3,499	LPL Financial Holdings, Inc.(a)	639,197
		2,563,655
	BEVERAGES - 1.9%
10,166	Coca-Cola Company	630,292
3,874	PepsiCo, Inc.	648,431
		1,278,723
	BIOTECH & PHARMA - 4.2%
2,532	Eli Lilly & Company(a)	725,088
13,488	Pfizer, Inc.	698,274
1,022	Regeneron Pharmaceuticals, Inc.(b)	713,785
3,262	Zoetis, Inc.	615,181
		2,752,328
	CABLE & SATELLITE - 0.9%
1,050	Charter Communications, Inc., Class A(a),(b)	572,796

	CHEMICALS - 1.0%
12,304	Olin Corporation	643,253

	COMMERCIAL SUPPORT SERVICES - 0.9%
5,259	Robert Half International, Inc.(a)	600,473

	ELECTRIC UTILITIES - 1.1%
15,103	FirstEnergy Corporation(a)	692,624

	FOOD - 1.0%
3,126	Hershey Company	677,185

DONOGHUE FORLINES MOMENTUM VIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Shares		Fair Value
	COMMON STOCKS — 50.4% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 2.1%
2,062	Molina Healthcare, Inc.(b)	$ 687,863
1,330	UnitedHealth Group, Inc.(a)	678,260
		1,366,123
	HOUSEHOLD PRODUCTS - 1.0%
4,058	Procter & Gamble Company	620,062

	INTERNET MEDIA & SERVICES - 1.0%
234	Alphabet, Inc., Class A(a),(b)	650,836

	LEISURE FACILITIES & SERVICES - 1.0%
7,326	Wyndham Hotels & Resorts, Inc.(a)	620,439

	OIL & GAS PRODUCERS - 2.4%
14,480	Occidental Petroleum Corporation	821,596
9,684	Targa Resources Corporation	730,851
		1,552,447
	PUBLISHING & BROADCASTING - 1.0%
3,418	Nexstar Media Group, Inc., Class A	644,225

	RETAIL - CONSUMER STAPLES - 1.1%
1,218	Costco Wholesale Corporation	701,385

	RETAIL - DISCRETIONARY - 3.0%
3,093	Advance Auto Parts, Inc.(a)	640,127
6,450	Penske Automotive Group, Inc.	604,494
3,102	Tractor Supply Company	723,914
		1,968,535
	SELF-STORAGE REIT - 1.1%
3,359	Extra Space Storage, Inc.	690,610

	SEMICONDUCTORS - 4.8%
5,127	Advanced Micro Devices, Inc.(b)	560,586
1,077	Broadcom, Inc.(a)	678,165
2,593	NVIDIA Corporation	707,527

DONOGHUE FORLINES MOMENTUM VIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Shares		Fair Value
	COMMON STOCKS — 50.4% (Continued)
	SEMICONDUCTORS - 4.8% (Continued)
10,102	ON Semiconductor Corporation(b)	$ 632,486
3,679	QUALCOMM, Inc.	562,225
		3,140,989
	SOFTWARE - 3.0%
3,929	Datadog, Inc.(b)	595,126
2,117	Microsoft Corporation	652,692
2,029	Synopsys, Inc.(b)	676,205
		1,924,023
	SPECIALTY FINANCE - 2.8%
3,253	American Express Company	608,311
1,151	Credit Acceptance Corporation(b)	633,476
5,128	Discover Financial Services	565,054
		1,806,841
	SPECIALTY REITS - 1.1%
12,861	Iron Mountain, Inc.(a)	712,628

	TECHNOLOGY HARDWARE - 3.0%
5,153	Arista Networks, Inc.(b)	716,164
11,350	Cisco Systems, Inc.	632,876
12,428	Dell Technologies, Inc., Class C(b)	623,761
		1,972,801
	TECHNOLOGY SERVICES - 3.1%
2,000	Accenture PLC, Class A	674,460
1,557	FactSet Research Systems, Inc.	675,972
1,687	S&P Global, Inc.	691,973
		2,042,405
	TRANSPORTATION & LOGISTICS - 2.1%
2,575	Union Pacific Corporation	703,515
3,008	United Parcel Service, Inc., Class B	645,096
		1,348,611
	WHOLESALE - DISCRETIONARY - 0.9%
1,378	Pool Corporation	582,687

DONOGHUE FORLINES MOMENTUM VIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Shares		Fair Value

	TOTAL COMMON STOCKS (Cost $32,225,179)	$ 32,769,362

	EXCHANGE-TRADED FUNDS — 48.3%
	FIXED INCOME - 48.3%
101,743	iShares 1-3 Year Treasury Bond ETF	8,480,279
161,909	Schwab Short-Term U.S. Treasury ETF	8,020,972
182,983	SPDR Portfolio Short Term Treasury ETF	5,425,446
160,678	Vanguard Short-Term Treasury ETF	9,521,778
		31,448,475

	TOTAL EXCHANGE-TRADED FUNDS (Cost $32,141,402)	31,448,475

	SHORT-TERM INVESTMENTS — 10.5%
	COLLATERAL FOR SECURITIES LOANED - 9.1%
5,895,090	Mount Vernon Liquid Assets Portfolio, LLC, 0.41% (Cost $5,895,090)(c),(d)	5,895,090

	MONEY MARKET FUNDS - 1.4%
916,443	Fidelity Government Portfolio, CLASS I, 0.11% (Cost $916,443)(d)	916,443

	TOTAL SHORT-TERM INVESTMENTS (Cost $6,811,533)	6,811,533

	TOTAL INVESTMENTS - 109.2% (Cost $71,178,114)	$ 71,029,370
	LIABILITIES IN EXCESS OF OTHER ASSETS - (9.2)%	(5,981,858)
	NET ASSETS - 100.0%	$ 65,047,512

ETF	- Exchange-Traded Fund
LLC	- Limited Liability Company
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust
SPDR	- Standard & Poor's Depositary Receipt

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of March 31, 2022 was $5,681,180.
(b)	Non-income producing security.
(c)	Security was purchased with cash received as collateral for securities on loan at March 31, 2022. Total collateral had a value of $5,895,090 at March 31, 2022.
(d)	Rate disclosed is the seven day effective yield as of March 31, 2022.